Revenue - Contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contract assets
Current	¥ 5,184	¥ 8,741
Non-current	54,446	58,288
Subtotal	59,630	67,029
Less: allowance for doubtful accounts	(28,819)
Total contract assets	¥ 30,811	¥ 67,029